Current and non-current inventories - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Current and non-current inventories
Materials and supplies	€ 1,288	€ 1,721
Inventories	5,143	6,259
Inventories held for compliance purposes	1,187	1,595
Accumulated impairment
Current and non-current inventories
Inventories	656	567
Natural gas and oil products
Current and non-current inventories
Finished products and goods	2,141	2,164
Chemical products
Current and non-current inventories
Finished products and goods	617	742
Oil and petroleum
Current and non-current inventories
Inventories held for compliance purposes	1,165	1,575
Exploration & Production
Current and non-current inventories
Materials and supplies	€ 1,257	€ 1,685